DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	Global-E Online Ltd.
Entity Central Index Key	0001835963
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity File Number	001-40408
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, Country	IL
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Trading Symbol	GLBE
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	161,316,543
Entity Incorporation, State or Country Code	L3
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	9 HaPsagot Street
Entity Address, Postal Zip Code	4951041
Entity Address, City or Town	Petah Tikva
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	IL
Contact Personnel Name	Amir Schlachet
Entity Address, Address Line One	9 HaPsagot Street
Entity Address, Postal Zip Code	4951041
Entity Address, City or Town	Petah Tikva
Local Phone Number	73-2605078
City Area Code	972